OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Disclosure Of Operating Expenses Before Credit Impairment Charges Provisions And Charges	For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Staff costs:
Wages and salaries	882	854	761
Performance-related payments	166	164	173
Social security costs	123	116	112
Pensions costs: – defined contribution plans	79	71	60
–defined benefit plans	13	13	28
Other share-based payments	4	4	1
Other personnel costs	33	42	44
	1,300	1,264	1,179
Other administration expenses	974	931	894
Depreciation, amortisation and impairment	303	290	297
	2,577	2,485	2,370

Summary of Deferred Performance Awards	Performance-related
payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2024			Costs expected to be recognised in 2025 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	7	7	14
Shares	2	5	7	6	7	13
	5	10	15	13	14	27

Disclosure of Amount of Bonus Awarded to Employees	The following table shows the amount of bonus awarded to employees for the performance year 2024. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2024	2023	2024	2023	2024	2023
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	142	142	—	—	142	142
–deferred	8	7	14	12	22	19
Shares award – not deferred	9	8	—	—	9	8
–deferred	7	7	13	11	20	18
Total discretionary bonus	166	164	27	23	193	187